INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
INCOME TAXES
12	INCOME TAXES

Cayman Islands Tax

Under the current law of the Cayman Islands, the Company is not subject to tax on its income or capital gains.

PRC Corporate Income Tax

Each of the Company's PRC subsidiaries files stand-alone tax returns and the Group does not file a consolidated tax return.

For the years ended December 31, 2013, 2014 and 2015, the Company's PRC subsidiaries are subject to income tax at the statutory income tax rate of 25% under the Corporate Income Tax Law of the PRC (“CIT”).

Under the CIT and its implementation rules, a withholding tax at 10%, unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident corporate investors from PRC-resident enterprises, such as the Company's PRC subsidiaries. Undistributed earnings prior to January 1, 2008 are exempt from such withholding tax. Under the China-HK Tax Arrangement and the relevant regulations, a qualified Hong Kong tax resident which is the “beneficial owner” and holds 25% equity interests or more of a PRC enterprise is entitled to a reduced withholding rate of 5%. The Company is not a qualified Hong Kong tax resident for the years ended December 31, 2013, 2014 and 2015 and is therefore subject to a standard withholding tax rate of 10% for the years then ended.

The Group's income before income tax expense consist of:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
PRC	44,129	9,512	75,902
Non-PRC	(201)	3,189	(2,768)
Income before income tax expense	43,928	12,701	73,134

Income tax expense in the consolidated statements of comprehensive income consists of:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Current tax expense	36,351	28,770	20,748
Deferred tax (benefit) / expense	(4,251)	(2,298)	12,560
Income tax expense	32,100	26,472	33,308

The reconciliation between actual income tax expense and the amount that results by applying the PRC statutory tax rate of 25% for the years ended December 31, 2013, 2014 and 2015, to income before income tax expense is as follows:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Computed “expected” tax expense	10,982	3,175	18,284
Effect of tax rate differential	50	(797)	692
PRC dividend withholding tax	2,351	(1,830)	4,729
Change in tax rate	8,659	-	-
Non-deductible expenses:
- Disallowed rental expenses	13,333	13,960	18,750
- Penalty charged by the governmental authority	1,419	949	246
- Disallowed entertainment expense	457	435	305
- Others	309	225	150
Deemed profit method differential	328	442	306
Withholding taxes on rebate income	440	605	842
Tax effect from the waiver of intra-group debts subject to tax bureau's approval	-	7,666	(7,295)
Non-taxable income	(1,308)	(1,463)	(1,005)
Provision / (reversal) of unrealized tax credit from intra-group transaction	1,601	(1,601)	-
Investment loss on the dissolution / disposal of PRC subsidiaries	(1,250)	(487)	-
Release of unrecognized tax benefits due to expiration of the statute of limitations	(4,584)	(4,648)	(7,664)
Change in valuation allowance	(687)	9,841	4,968

Actual income tax expense	32,100	26,472	33,308

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2014 and 2015 are presented below.

	December 31,
	2014	2015
	RMB	RMB
Deferred tax assets:

- Tax loss carryforwards	50,696	38,868
- Inventories	2,958	7,693
- Impairment of property and equipment	3,072	3,851
-Accrual for government grant	229	247
- Others	2,230	1,707

Total gross deferred tax assets	59,185	52,366
Valuation allowance	(40,807)	(41,819)

Total deferred tax assets	18,378	10,547

Deferred tax liabilities:

- PRC dividend withholding taxes	(14,084)	(18,813)
- Intangible assets	(627)	(627)

Total deferred tax liabilities	(14,711)	(19,440)

Net deferred tax assets/(liabilities)	3,667	(8,893)

Classification on consolidated balance sheets:

Deferred tax assets:
- Current	2,038	6,802
- Non-current	16,340	3,745

Deferred tax liabilities:
- Non-current	(14,711)	(19,440)

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Valuation allowance:

Balance as of January 1	37,264	31,894	40,807
Addition	9,893	16,848	13,899
Deduction	(10,580)	(7,611)	(8,931)
Reversal on expiration of tax loss	(4,683)	(324)	(3,956)

Balance as of December 31	31,894	40,807	41,819

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Group will realize the benefits of the deferred tax assets, net of the existing valuation allowance as of December 31, 2014 and 2015. As of December 31, 2015, the Group recognized deferred tax assets of RMB7,308 related to a subsidiary that is in cumulative loss position as of December 31, 2015. The net deferred tax assets recognized by this subsidiary include RMB1,094 relating to RMB4,377 tax loss carryforwards which expires in 2019. The realization of these tax benefits is dependent on the generation of projected future taxable income and tax planning strategies prior to expiration of the tax loss carryforwards. Although realization is not assured, management believes it is more likely than not that all of the deferred tax assets will be realized. The amounts of the deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

As of December 31, 2015, the tax loss carryforwards of the Group amounted to RMB155,472 of which RMB7,629, RMB12,789, RMB25,093, RMB62,674 and RMB47,287 will expire, if unused, by end of 2016, 2017, 2018, 2019 and 2020, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits in the PRC for the years ended December 31, 2013, 2014 and 2015 is as follows:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Balance as at January 1	36,237	45,843	62,192
Additions based on tax positions related to current year	14,190	20,997	10,118
Reversal of uncertain tax position	-	-	(7,295)
Expiration of the statute of limitations	(4,584)	(4,648)	(8,407)

Balance as at December 31	45,843	62,192	56,608

The unrecognized tax benefits as of December 31, 2013, 2014 and 2015 are the potential benefits that, if recognized, would affect the effective tax rate. The unrecognized tax benefits mainly represent rental expenses taken on the tax returns in which the deductibility of such expenses does not meet the more likely than not threshold. Pursuant to the Chinese Taxation Law, loss from the waiver of debts with related parties could be deducted from taxable income only after obtaining the respective approval from the tax authority. After the 2014 tax filing made in May 2015, management concluded that the deduction of loss of RMB29,180 from the waiver of debts recognized by Nepstar Pharmaceutical for the year ended December 31, 2014 were approved by the relevant tax authority and thus the corresponding tax impact of RMB7,295 were reversed. As of December 31, 2015, the unrecognized tax benefits of RMB14,264 was presented as a reduction of the deferred tax asset for tax loss carryforwards of certain subsidiaries since the uncertain tax position would reduce the tax loss carryforwards under the tax law. The Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. No interest and penalty expenses were recorded for the years ended December 31, 2013, 2014 and 2015.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (USD15). In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.